Assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2021
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations	Assets and liabilities held for sale and discontinued operations
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020	December 31, 2019
Vessels	—	—	12,705
Of which in Tankers segment	—	—	12,705
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2020	—	—	12,705	—	—

Assets sold from assets held for sale
Finesse	21,003	12,705	(12,705)	—	8,298

At December 31, 2020	—	—	—	—	8,298

At January 1, 2021	—	—	—	—	—

At December 31, 2021	—	—	—	—	—

As of December 31, 2021 and December 31, 2020 the Group had no assets held for sale.
Discontinued operations
As of December 31, 2021 and December 31, 2020, the Group had no operations that meet the criteria of a discontinued operation.